RISKS AND UNCERTAINTIES	12 Months Ended
Dec. 31, 2025
401(K) Plan
RISKS AND UNCERTAINTIES
RISKS AND UNCERTAINTIES

NOTE F – RISKS AND UNCERTAINTIES

The Plan invests in various investment securities as well as the Orange County Bancorp Inc. common stock. These investment securities are exposed to various risks such as interest rate, market, and credit risks. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the statement of net assets available for benefits.